UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2021 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.96%
Financial	19.34
Industrial	13.79
Consumer, Cyclical	13.74
Basic Materials	6.89
Technology	6.18
Communications	5.45
Energy	3.46
Utilities	3.24
Government Money Market Mutual Funds	1.36
Diversified	0.22
Short Term Investments	1.37
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Institutional Class
Actual	$1,000.00	$1,088.60	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.40
Investor Class
Actual	$1,000.00	$1,086.40	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.28% for the Institutional Class shares and 0.67% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.87%
27,688	Air Liquide SA	$ 4,855,081
11,148	Akzo Nobel NV	1,380,352
75,694	Anglo American PLC	3,011,652
23,458	Antofagasta PLC	466,319
42,185	ArcelorMittal SA	1,298,749
4,022	Arkema SA	505,500
75,100	Asahi Kasei Corp	825,438
53,688	BASF SE	4,238,109
172,192	BHP Group Ltd	6,264,409
123,456	BHP Group PLC	3,652,321
28,528	BlueScope Steel Ltd	468,765
15,994	Boliden AB	615,441
9,277	Brenntag SE	863,431
6,139	Chr Hansen Holding A/S	554,064
12,200	Clariant AG	242,930
11,102	Covestro AG(a)	717,837
8,053	Croda International PLC	821,135
483	EMS-Chemie Holding AG	474,744
102,135	Evolution Mining Ltd	345,087
11,734	Evonik Industries AG	393,949
31,245	Evraz PLC	256,254
98,985	Fortescue Metals Group Ltd	1,729,165
540	Givaudan SA	2,513,815
588,154	Glencore PLC	2,523,998
11,300	Hitachi Metals Ltd(b)	215,942
44,162	ICL Group Ltd	299,660
26,800	JFE Holdings Inc	314,415
11,913	Johnson Matthey PLC	507,045
11,100	Kansai Paint Co Ltd	283,339
9,844	Koninklijke DSM NV	1,840,165
4,714	Lanxess AG	323,516
73,700	Mitsubishi Chemical Holdings Corp	620,112
9,200	Mitsubishi Gas Chemical Co Inc	194,947
10,200	Mitsui Chemicals Inc	352,592
29,203	Mondi PLC	768,662
47,299	Newcrest Mining Ltd	896,971
41,500	Nippon Paint Holdings Co Ltd(c)	561,416
8,000	Nippon Sanso Holdings Corp	164,225
50,174	Nippon Steel Corp	848,352
6,900	Nissan Chemical Corp	337,272
9,000	Nitto Denko Corp	670,234
76,837	Norsk Hydro ASA	490,558
62,046	Northern Star Resources Ltd	455,674
12,446	Novozymes A/S Class B	939,046
47,400	Oji Holdings Corp	272,395
21,763	Rio Tinto Ltd	2,063,257
65,600	Rio Tinto PLC	5,416,824
20,800	Shin-Etsu Chemical Co Ltd	3,479,022
13,885	Smurfit Kappa Group PLC	755,111
4,344	Solvay SA	552,918
286,111	South32 Ltd	627,438
32,753	Stora Enso OYJ Class R	598,098
85,900	Sumitomo Chemical Co Ltd	456,547
15,000	Sumitomo Metal Mining Co Ltd	583,361
Shares		Fair Value
Basic Materials — (continued)
35,658	Svenska Cellulosa AB SCA Class B	$ 584,869
7,700	Symrise AG	1,073,045
79,100	Toray Industries Inc	527,278
16,500	Tosoh Corp	284,507
11,646	Umicore SA	712,479
31,603	UPM-Kymmene OYJ	1,196,420
7,326	voestalpine AG	298,822
10,149	Yara International ASA	534,795
		70,119,874
Communications — 5.45%
16,602	Adevinta ASA(b)	318,476
59,246	Auto Trader Group PLC(a)(b)	518,712
47,361	Bollore SA(b)	254,061
518,654	BT Group PLC(b)	1,393,443
23,900	CyberAgent Inc	511,868
9,060	Delivery Hero SE(a)(b)	1,197,060
12,200	Dentsu Group Inc(c)	437,709
194,823	Deutsche Telekom AG	4,120,498
8,273	Elisa OYJ	493,695
12,500	Hakuhodo DY Holdings Inc	194,682
1,100	Hikari Tsushin Inc	193,321
227,900	HKT Trust & HKT Ltd	310,417
916	Iliad SA(c)	134,211
89,633	Informa PLC(b)	622,679
10,748	Just Eat Takeaway.com NV(a)(b)(c)	994,012
7,200	Kakaku.com Inc	216,606
94,200	KDDI Corp	2,934,866
198,794	Koninklijke KPN NV	621,757
25,600	M3 Inc(b)	1,865,174
5,927	Mercari Inc(b)	313,321
14,600	MonotaRO Co Ltd	344,043
3,614	Nice Ltd(b)	892,056
75,300	Nippon Telegraph & Telephone Corp	1,968,733
318,694	Nokia OYJ(b)	1,707,481
116,615	Orange SA	1,330,899
43,521	Pearson PLC	501,063
28,490	Prosus NV	2,791,091
8,933	Proximus SADP(c)	172,666
12,915	Publicis Groupe SA(c)	826,494
49,400	Rakuten Group Inc	557,783
3,905	Schibsted ASA Class A	188,382
5,882	Schibsted ASA Class B	244,977
5,123	Scout24 AG(a)	432,246
800	Sea Ltd ADR(b)	219,680
19,298	SEEK Ltd	479,729
471,800	Singapore Telecommunications Ltd	803,467
168,100	SoftBank Corp	2,197,906
73,200	SoftBank Group Corp	5,105,101
113,311	Spark New Zealand Ltd	380,349
1,555	Swisscom AG	888,509
27,591	Tele2 AB Class B(c)	376,174
967,412	Telecom Italia SpA	494,421

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Communications — (continued)
172,156	Telefonaktiebolaget LM Ericsson Class B	$ 2,164,674
65,599	Telefonica Deutschland Holding AG	173,163
316,825	Telefonica SA(c)	1,478,771
39,534	Telenor ASA	666,743
152,050	Telia Co AB	675,325
242,153	Telstra Corp Ltd	682,966
8,300	Trend Micro Inc	434,617
6,569	United Internet AG	268,652
41,750	Vivendi SE(c)	1,402,761
1,568,522	Vodafone Group PLC	2,628,452
3,280	Wix.com Ltd(b)	952,118
15,661	Wolters Kluwer NV(b)	1,574,144
70,036	WPP PLC	946,541
156,000	Z Holdings Corp	780,696
6,700	ZOZO Inc	227,168
		55,606,609
Consumer, Cyclical — 13.45%
2,100	ABC-Mart Inc(b)	120,783
10,696	Accor SA(b)	400,068
11,131	adidas AG	4,153,611
38,500	Aeon Co Ltd	1,033,523
8,700	Aisin Corp	373,034
9,400	ANA Holdings Inc(b)	220,920
33,267	Aristocrat Leisure Ltd	1,073,945
11,300	Bandai Namco Holdings Inc	782,067
60,535	Barratt Developments PLC	582,704
19,146	Bayerische Motoren Werke AG	2,029,769
7,097	Berkeley Group Holdings PLC	451,162
33,800	Bridgestone Corp	1,536,290
20,203	Bunzl PLC	668,060
23,837	Burberry Group PLC	681,388
118,000	Chow Tai Fook Jewellery Group Ltd	269,609
30,513	Cie Financiere Richemont SA	3,699,049
9,939	Cie Generale des Etablissements Michelin SCA	1,586,215
27,700	City Developments Ltd	150,427
104,938	Compass Group PLC(b)	2,210,096
6,422	Continental AG(b)	944,810
1,200	Cosmos Pharmaceutical Corp	176,317
23,402	Crown Resorts Ltd(b)	208,885
50,028	Daimler AG	4,470,424
32,900	Daiwa House Industry Co Ltd	989,254
25,700	Denso Corp	1,752,522
18,499	Deutsche Lufthansa AG(b)(c)	208,032
3,561	Domino's Pizza Enterprises Ltd	322,015
12,694	Electrolux AB Class B	351,775
34,260	Entain PLC(b)	827,608
10,009	Evolution AB(a)	1,583,244
Shares		Fair Value
Consumer, Cyclical — (continued)
3,400	Fast Retailing Co Ltd	$ 2,555,740
6,807	Faurecia SE	334,633
13,161	Ferguson PLC	1,830,140
7,394	Ferrari NV	1,526,461
9,626	Flutter Entertainment PLC(b)	1,745,442
125,000	Galaxy Entertainment Group Ltd(b)	999,511
363,105	Genting Singapore Ltd	226,168
45,175	H & M Hennes & Mauritz AB Class B(b)(c)	1,072,880
1,852	Hermes International	2,702,639
16,700	Hino Motors Ltd	147,713
95,500	Honda Motor Co Ltd	3,071,590
3,300	Hoshizaki Corp	280,344
7,856	Iida Group Holdings Co Ltd	202,072
64,122	Industria de Diseno Textil SA	2,263,939
10,982	InterContinental Hotels Group PLC(b)	731,804
31,200	Isuzu Motors Ltd	414,013
70,200	ITOCHU Corp	2,025,600
9,400	Japan Airlines Co Ltd(b)	203,541
31,141	JD Sports Fashion PLC	396,203
4,395	Kering SA	3,850,968
121,012	Kingfisher PLC	610,591
5,800	Koito Manufacturing Co Ltd	360,892
5,463	La Francaise des Jeux SAEM(a)(c)	321,320
3,000	Lawson Inc	138,950
16,228	LVMH Moet Hennessy Louis Vuitton SE	12,765,841
92,800	Marubeni Corp	808,144
31,400	Mazda Motor Corp(b)	296,243
4,600	McDonald's Holdings Co Japan Ltd(c)	202,707
12,687	Melco Resorts & Entertainment Ltd ADR(b)	210,224
76,700	Mitsubishi Corp	2,095,157
93,600	Mitsui & Co Ltd	2,108,406
11,544	Moncler SpA	782,542
7,569	Next PLC(b)	823,552
14,300	NGK Insulators Ltd	240,666
6,500	Nintendo Co Ltd	3,761,374
138,700	Nissan Motor Co Ltd(b)	690,960
4,800	Nitori Holdings Co Ltd	847,666
11,900	Oriental Land Co Ltd	1,695,341
24,800	Pan Pacific International Holdings Corp	515,716
128,200	Panasonic Corp	1,476,162
5,885	Pandora A/S	793,969
18,152	Persimmon PLC	743,319
9,162	Porsche Automobil Holding SE	983,546
6,038	Puma SE	720,639
52,855	Qantas Airways Ltd(b)	184,516
280	Rational AG(c)	253,673
16,998	Reece Ltd	301,014
11,202	Renault SA(b)	454,100
16,100	Ryohin Keikaku Co Ltd	337,747
143,600	Sands China Ltd(b)	604,435

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
1,584	SEB SA	$ 286,550
21,900	Sekisui Chemical Co Ltd	374,972
35,100	Sekisui House Ltd	720,771
13,300	Sharp Corp	219,420
4,400	Shimano Inc	1,046,865
82,800	Singapore Airlines Ltd(b)(c)	298,587
132,000	SJM Holdings Ltd(b)	144,088
5,041	Sodexo SA(b)	471,129
73,800	Sony Group Corp	7,156,184
8,200	Stanley Electric Co Ltd	236,908
119,605	Stellantis NV	2,346,875
35,100	Subaru Corp	695,664
68,600	Sumitomo Corp	919,819
45,100	Sumitomo Electric Industries Ltd	666,124
21,500	Suzuki Motor Corp	911,161
4,736	Swatch Group AG	790,931
136,105	Tabcorp Holdings Ltd	528,081
210,560	Taylor Wimpey PLC	463,241
7,000	Toho Co Ltd	288,624
8,800	Toyota Industries Corp	760,982
124,055	Toyota Motor Corp	10,844,156
12,300	Toyota Tsusho Corp	583,804
2,400	Tsuruha Holdings Inc	279,324
13,700	USS Co Ltd	239,482
13,197	Valeo	398,067
1,919	Volkswagen AG	630,707
11,730	Volvo AB Class A	291,137
83,890	Volvo AB Class B(c)	2,021,701
6,200	Welcia Holdings Co Ltd	202,731
66,442	Wesfarmers Ltd	2,945,582
11,642	Whitbread PLC(b)	503,098
97,200	Wynn Macau Ltd(b)	152,886
43,400	Yamada Holdings Co Ltd	200,687
7,600	Yamaha Corp	412,584
15,500	Yamaha Motor Co Ltd	421,014
9,490	Zalando SE(a)(b)	1,147,717
		137,170,072
Consumer, Non-Cyclical — 24.86%
40,248	a2 Milk Co Ltd(b)	181,098
9,000	Adecco Group AG	612,376
1,155	Adyen NV(a)(b)	2,832,436
12,534	Afterpay Ltd(b)	1,112,522
27,200	Ajinomoto Co Inc	706,646
29,362	Alcon Inc	2,059,379
26,333	Amadeus IT Group SA(b)	1,856,384
9,952	Ambu A/S Class B(c)	382,933
6,956	Amplifon SpA	343,930
44,539	Anheuser-Busch InBev SA	3,210,756
2,721	Argenx SE(b)(c)	820,966
26,300	Asahi Group Holdings Ltd(c)	1,229,229
12,100	Asahi Intecc Co Ltd	289,293
26,264	Ashtead Group PLC	1,951,428
20,854	Associated British Foods PLC	639,862
108,800	Astellas Pharma Inc	1,896,021
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
76,731	AstraZeneca PLC	$ 9,217,712
29,020	Atlantia SpA(b)	526,944
205	Barry Callebaut AG	476,436
57,483	Bayer AG	3,494,685
6,003	Beiersdorf AG	724,596
2,327	BioMerieux	270,376
87,522	Brambles Ltd	751,111
127,399	British American Tobacco PLC	4,945,451
102,900	Budweiser Brewing Co APAC Ltd(a)	324,007
16,787	Bureau Veritas SA	531,534
2,437	Carl Zeiss Meditec AG	471,084
5,946	Carlsberg AS Class B	1,109,619
36,613	Carrefour SA	720,521
71	Chocoladefabriken Lindt & Spruengli AG	1,369,813
39,900	Chugai Pharmaceutical Co Ltd	1,581,500
12,082	Coca-Cola Europacific Partners PLC	711,296
11,271	Coca-Cola HBC AG(b)	407,816
3,866	Cochlear Ltd	729,388
76,956	Coles Group Ltd	985,789
6,922	Coloplast A/S Class B	1,136,476
26,597	CSL Ltd	5,688,271
12,900	Dai Nippon Printing Co Ltd	272,983
99,400	Daiichi Sankyo Co Ltd	2,144,366
38,454	Danone SA	2,705,423
32,017	Davide Campari-Milano NV	429,161
6,764	Demant A/S(b)	381,181
136,762	Diageo PLC	6,553,845
1,561	DiaSorin SpA(c)	295,365
14,214	Edenred	810,434
14,500	Eisai Co Ltd	1,425,020
72,923	Endeavour Group Ltd(b)	343,992
16,699	EssilorLuxottica SA(c)	3,084,853
35,910	Essity AB Class B	1,191,141
2,809	Etablissements Franz Colruyt NV	157,079
7,900	Eurofins Scientific SE	903,590
53,620	Experian PLC	2,069,478
32,899	Fisher & Paykel Healthcare Corp Ltd	715,696
12,397	Fresenius Medical Care AG & Co KGaA	1,030,142
24,626	Fresenius SE & Co KGaA	1,285,226
3,890	Genmab A/S(b)	1,593,900
294,074	GlaxoSmithKline PLC	5,780,407
2,300	GMO Payment Gateway Inc	298,710
7,488	GN Store Nord AS	654,825
17,142	Grifols SA(c)	464,837
6,645	Heineken Holding NV(c)	670,537
15,174	Heineken NV	1,842,111
9,448	HelloFresh SE(b)	918,430
6,311	Henkel AG & Co KGaA	581,174
10,834	Hikma Pharmaceuticals PLC	366,493
2,900	Hisamitsu Pharmaceutical Co Inc	143,186

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,468	ICA Gruppen AB	$ 254,485
55,784	Imperial Brands PLC	1,202,468
9,706	Intertek Group PLC	742,573
2,358	Ipsen SA	245,366
3,200	Ito En Ltd	189,920
95,847	J Sainsbury PLC	360,623
69,000	Japan Tobacco Inc(c)	1,303,984
5,040	JDE Peet's NV(b)(c)	182,935
15,608	Jeronimo Martins SGPS SA	284,640
27,800	Kao Corp(c)	1,714,150
9,469	Kerry Group PLC Class A	1,323,863
16,062	Kesko OYJ Class B	593,111
8,500	Kikkoman Corp	560,561
47,700	Kirin Holdings Co Ltd(c)	930,905
3,000	Kobayashi Pharmaceutical Co Ltd(c)	256,514
7,800	Kobe Bussan Co Ltd(b)	245,750
62,272	Koninklijke Ahold Delhaize NV	1,854,429
52,103	Koninklijke Philips NV	2,586,084
2,000	Kose Corp	314,194
15,100	Kyowa Kirin Co Ltd	537,039
14,100	Lion Corp	239,004
4,353	Lonza Group AG	3,086,089
14,727	L'Oreal SA	6,576,973
10,800	Medipal Holdings Corp	206,480
7,100	MEIJI Holdings Co Ltd	425,467
7,506	Merck KGaA	1,440,220
26,104	Mowi ASA	664,596
168,401	Nestle SA	20,990,693
25,268	Nexi SpA(a)(b)	555,270
4,800	NH Foods Ltd(b)	186,587
18,200	Nihon M&A Center Inc	471,387
2,700	Nippon Shinyaku Co Ltd	214,806
10,325	Nisshin Seifun Group Inc	151,371
3,900	Nissin Foods Holdings Co Ltd	280,827
7,190	NMC Health PLC(b)	497
129,785	Novartis AG	11,839,842
100,651	Novo Nordisk A/S Class B	8,425,359
28,137	Ocado Group PLC(b)	779,227
67,700	Olympus Corp	1,346,616
22,000	Ono Pharmaceutical Co Ltd	490,604
5,771	Orion OYJ Class B	248,120
42,723	Orkla ASA	435,396
3,220	Orpea SA(b)	409,948
22,500	Otsuka Holdings Co Ltd(c)	934,245
5,900	PeptiDream Inc(b)	288,338
12,322	Pernod Ricard SA	2,738,710
11,400	Persol Holdings Co Ltd	225,110
6,100	Pigeon Corp(c)	172,044
6,000	Pola Orbis Holdings Inc(c)	158,207
13,616	QIAGEN NV(b)	658,176
10,642	Ramsay Health Care Ltd	502,099
6,891	Randstad NV	528,265
41,663	Reckitt Benckiser Group PLC	3,680,354
5,850	Recordati Industria Chimica e Farmaceutica SpA	334,632
79,400	Recruit Holdings Co Ltd	3,893,680
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
112,953	RELX PLC	$ 2,994,356
1,257	Remy Cointreau SA	259,598
111,717	Rentokil Initial PLC	765,015
42,986	Roche Holding AG	16,256,070
24,649	Ryman Healthcare Ltd(b)	226,194
66,231	Sanofi	6,958,385
19,600	Santen Pharmaceutical Co Ltd	270,512
1,652	Sartorius Stedim Biotech	781,874
12,300	Secom Co Ltd	937,513
17,385	Securitas AB Class B	274,630
44,100	Seven & i Holdings Co Ltd	2,112,427
352	SGS SA	1,086,788
15,800	Shionogi & Co Ltd	823,433
23,300	Shiseido Co Ltd	1,718,579
15,390	Siemens Healthineers AG(a)	943,609
51,112	Smith & Nephew PLC	1,108,122
4,500	Sohgo Security Services Co Ltd	205,023
27,130	Sonic Healthcare Ltd	781,764
3,253	Sonova Holding AG	1,225,258
621	Straumann Holding AG	990,522
10,700	Sumitomo Dainippon Pharma Co Ltd	224,424
7,500	Suntory Beverage & Food Ltd	282,692
95,160	Swedish Match AB	811,536
9,800	Sysmex Corp	1,162,620
2,400	Taisho Pharmaceutical Holdings Co Ltd	128,478
92,052	Takeda Pharmaceutical Co Ltd	3,089,318
37,300	Terumo Corp	1,510,743
453,415	Tesco PLC	1,400,366
62,277	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	616,542
16,300	Toppan Inc	262,134
5,400	Toyo Suisan Kaisha Ltd	208,130
160,045	Transurban Group	1,706,897
44,531	Treasury Wine Estates Ltd	389,927
7,561	UCB SA	791,874
23,800	Unicharm Corp	958,671
153,684	Unilever PLC	8,979,234
2,788	Vifor Pharma AG	361,235
555,000	WH Group Ltd(a)	498,169
110,400	Wilmar International Ltd	370,144
146,071	Wm Morrison Supermarkets PLC	498,279
74,458	Woolworths Group Ltd	2,130,725
14,152	Worldline SA(a)(b)	1,326,104
7,800	Yakult Honsha Co Ltd	441,654
		253,545,670
Diversified — 0.22%
158,424	CK Hutchison Holdings Ltd	1,233,301
12,679	Jardine Matheson Holdings Ltd	812,851

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Diversified — (continued)
29,500	Swire Pacific Ltd Class A	$ 199,880
		2,246,032
Energy — 3.46%
13,321	Ampol Ltd	281,948
67,708	APA Group	451,791
1,189,339	BP PLC	5,214,886
5,578	DCC PLC	456,765
183,150	ENEOS Holdings Inc	767,545
145,691	Eni SpA	1,776,194
57,241	Equinor ASA	1,211,707
28,707	Galp Energia SGPS SA	312,121
12,056	Idemitsu Kosan Co Ltd	291,281
61,200	Inpex Corp(c)	458,045
4,344	Koninklijke Vopak NV	197,468
11,768	Lundin Energy AB(c)	417,205
24,730	Neste OYJ	1,516,985
115,768	Oil Search Ltd	330,738
8,350	OMV AG	476,513
86,710	Repsol SA(c)	1,089,323
243,482	Royal Dutch Shell PLC Class A	4,880,615
218,530	Royal Dutch Shell PLC Class B	4,241,666
110,502	Santos Ltd	586,934
13,678	Siemens Gamesa Renewable Energy SA(b)	457,305
146,034	TotalEnergies SE(c)	6,615,588
59,388	Vestas Wind Systems A/S	2,320,409
55,232	Woodside Petroleum Ltd	919,708
		35,272,740
Financial — 19.34%
58,552	3i Group PLC	949,826
22,775	ABN AMRO Bank NV(a)(b)	275,972
129,896	Abrdn PLC	487,126
25,100	Acom Co Ltd(b)	109,520
10,788	Admiral Group PLC	469,259
104,217	Aegon NV(c)	433,451
10,251	Ageas SA	569,659
707,000	AIA Group Ltd	8,770,744
24,100	Allianz SE	6,014,309
3,322	Amundi SA(a)	292,996
57,329	Aroundtown SA(c)	447,293
180,040	Ascendas REIT	395,642
63,577	Assicurazioni Generali SpA	1,276,414
11,228	ASX Ltd	654,545
166,328	Australia & New Zealand Banking Group Ltd	3,510,843
232,401	Aviva PLC	1,304,366
113,089	AXA SA	2,871,588
2,627	Azrieli Group Ltd	185,102
2,686	Baloise Holding AG	419,386
390,864	Banco Bilbao Vizcaya Argentaria SA	2,424,515
106,001	Banco Espirito Santo SA(b)	390
1,013,598	Banco Santander SA(b)	3,877,064
Shares		Fair Value
Financial — (continued)
64,378	Bank Hapoalim BM(b)	$ 516,867
86,786	Bank Leumi Le-Israel BM(b)	659,463
83,520	Bank of East Asia Ltd	155,115
1,878	Banque Cantonale Vaudoise	168,754
1,023,094	Barclays PLC	2,427,595
65,749	BNP Paribas SA	4,126,375
222,000	BOC Hong Kong Holdings Ltd	752,427
48,721	British Land Co PLC REIT	333,214
259,889	CaixaBank SA	800,123
257,969	CapitaLand Integrated Commercial Trust REIT(b)	401,637
163,157	CapitaLand Ltd	450,677
33,500	Chiba Bank Ltd(b)	202,474
114,424	CK Asset Holdings Ltd	787,582
8,999	CNP Assurances	153,373
61,718	Commerzbank AG(b)	438,300
103,700	Commonwealth Bank of Australia	7,765,344
65,100	Concordia Financial Group Ltd	239,228
3,126	Covivio REIT	267,608
70,799	Credit Agricole SA	992,571
143,381	Credit Suisse Group AG	1,500,902
62,700	Dai-ichi Life Holdings Inc	1,153,631
3,800	Daito Trust Construction Co Ltd	414,590
124	Daiwa House REIT Investment Corp(b)	364,891
81,900	Daiwa Securities Group Inc	449,925
41,451	Danske Bank A/S	729,990
106,781	DBS Group Holdings Ltd	2,375,586
122,069	Deutsche Bank AG(b)	1,591,494
11,106	Deutsche Boerse AG	1,938,506
19,813	Deutsche Wohnen SE	1,212,317
62,763	Dexus REIT	500,330
75,015	Direct Line Insurance Group PLC	295,771
53,368	DNB ASA	1,163,114
13,455	EQT AB(c)	488,764
16,129	Erste Group Bank AG	592,923
113,800	ESR Cayman Ltd(a)(b)	383,704
2,279	Eurazeo SE	198,699
6,235	Exor NV	500,379
6,299	Fastighets AB Balder Class B(b)	394,870
35,199	FinecoBank Banca Fineco SpA(b)	614,268
2,900	Futu Holdings Ltd ADR(b)	519,361
2,578	Gecina SA REIT	394,979
10,956	Gjensidige Forsikring ASA	241,563
249	GLP J-REIT	429,438
96,657	Goodman Group REIT	1,529,665
120,405	GPT Group REIT	440,459
6,800	Groupe Bruxelles Lambert SA	761,403
129,000	Hang Lung Properties Ltd	312,862
46,100	Hang Seng Bank Ltd	919,590
3,511	Hannover Rueck SE	587,768

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
20,828	Hargreaves Lansdown PLC	$ 458,163
82,830	Henderson Land Development Co Ltd	391,972
70,412	Hong Kong Exchanges & Clearing Ltd	4,191,611
64,400	Hongkong Land Holdings Ltd	306,701
1,190,599	HSBC Holdings PLC	6,870,720
18,300	Hulic Co Ltd(b)	205,579
5,679	Industrivarden AB Class A	220,874
9,966	Industrivarden AB Class C(b)(c)	364,816
228,003	ING Groep NV	3,026,585
148,917	Insurance Australia Group Ltd(b)	575,782
965,390	Intesa Sanpaolo SpA	2,670,590
106,606	Investor AB Class B	2,457,312
69,540	Israel Discount Bank Ltd Class A(b)	331,277
30,900	Japan Exchange Group Inc	688,327
424	Japan Metropolitan Fund Invest REIT	459,603
24,400	Japan Post Bank Co Ltd	205,213
89,900	Japan Post Holdings Co Ltd	738,415
13,900	Japan Post Insurance Co Ltd	257,193
77	Japan Real Estate Investment Corp REIT	472,895
13,359	Julius Baer Group Ltd	872,520
14,760	KBC Group NV	1,126,943
14,462	Kinnevik AB Class B	579,115
11,880	Klepierre SA REIT	306,073
4,831	L E Lundbergforetagen AB Class B	311,796
39,577	Land Securities Group PLC REIT	369,249
4,130	LEG Immobilien SE	594,540
346,245	Legal & General Group PLC	1,234,778
122,595	Link REIT	1,186,148
4,164,007	Lloyds Banking Group PLC	2,693,221
19,074	London Stock Exchange Group PLC	2,107,345
146,009	M&G PLC	462,340
20,252	Macquarie Group Ltd	2,372,758
7,998	Magellan Financial Group Ltd(b)	323,021
128,600	Mapletree Commercial Trust REIT	206,858
179,127	Mapletree Logistics Trust REIT	273,836
155,023	Medibank Pvt Ltd	367,533
35,537	Mediobanca Banca di Credito Finanziario SpA(b)	415,787
285,989	Melrose Industries PLC	615,399
233,577	Mirvac Group REIT	509,282
69,500	Mitsubishi Estate Co Ltd	1,123,369
39,100	Mitsubishi HC Capital Inc	209,674
714,600	Mitsubishi UFJ Financial Group Inc	3,849,020
53,700	Mitsui Fudosan Co Ltd	1,241,741
8,171	Mizrahi Tefahot Bank Ltd(b)	251,704
141,010	Mizuho Financial Group Inc	2,021,026
Shares		Fair Value
Financial — (continued)
26,800	MS&AD Insurance Group Holdings Inc	$ 774,847
8,265	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,265,107
192,725	National Australia Bank Ltd	3,788,752
56,664	Natixis SA	269,199
291,628	Natwest Group PLC	820,317
86,108	New World Development Co Ltd	446,552
91	Nippon Building Fund Inc REIT(c)	566,980
117	Nippon Prologis REIT Inc	372,074
17,826	NN Group NV(c)	842,080
183,000	Nomura Holdings Inc	931,376
7,000	Nomura Real Estate Holdings Inc	177,302
237	Nomura Real Estate Master Fund Inc REIT	379,303
190,211	Nordea Bank Abp	2,118,174
75,900	ORIX Corp	1,282,832
154	Orix J-REIT Inc	295,636
196,285	Oversea-Chinese Banking Corp Ltd	1,749,241
1,323	Partners Group Holding AG	2,005,597
36,094	Phoenix Group Holdings PLC	337,777
153,002	Prudential PLC	2,909,918
85,104	QBE Insurance Group Ltd	686,753
9,351	Raiffeisen Bank International AG	212,253
3,063	REA Group Ltd	388,111
120,300	Resona Holdings Inc	463,835
29,601	Sampo OYJ Class A	1,361,186
14,740	SBI Holdings Inc	348,169
303,927	Scentre Group REIT	621,934
7,140	Schroders PLC	347,146
8,690	SCOR SE(c)	276,647
69,742	Segro PLC REIT	1,055,290
25,100	Shizuoka Bank Ltd(b)	194,781
44,800	Singapore Exchange Ltd	373,133
196,812	Sino Land Co Ltd	310,261
95,942	Skandinaviska Enskilda Banken AB Class A	1,240,156
46,726	Societe Generale SA	1,382,218
943	Sofina SA	407,427
18,550	Sompo Holdings Inc	687,059
31,426	St James's Place PLC	642,340
157,927	Standard Chartered PLC	1,007,639
136,362	Stockland REIT(b)	474,848
76,200	Sumitomo Mitsui Financial Group Inc	2,626,765
19,086	Sumitomo Mitsui Trust Holdings Inc	608,847
17,900	Sumitomo Realty & Development Co Ltd	640,190
76,000	Sun Hung Kai Properties Ltd	1,129,508
74,771	Suncorp Group Ltd	622,490
90,260	Svenska Handelsbanken AB Class A	1,018,850
52,526	Swedbank AB Class A	977,873

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
72,800	Swire Properties Ltd	$ 216,848
1,831	Swiss Life Holding AG	890,696
4,202	Swiss Prime Site AG	417,036
17,793	Swiss Re AG	1,607,111
30,200	T&D Holdings Inc	391,902
36,600	Tokio Marine Holdings Inc	1,685,806
2,700	Tokyo Century Corp	145,163
20,595	Tryg A/S	505,870
214,291	UBS Group AG	3,282,344
8,213	Unibail-Rodamco-Westfield REIT(b)	712,033
123,407	UniCredit SpA	1,459,000
70,106	United Overseas Bank Ltd	1,350,059
157	United Urban Investment Corp REIT	226,754
30,406	UOL Group Ltd(b)	165,358
237,809	Vicinity Centres REIT	274,185
31,509	Vonovia SE	2,036,281
6,169	Washington H Soul Pattinson & Co Ltd(b)(c)	156,006
1,418	Wendel SE	190,820
214,436	Westpac Banking Corp	4,149,730
96,300	Wharf Real Estate Investment Co Ltd	559,796
8,794	Zurich Insurance Group AG	3,532,246
		197,293,000
Industrial — 13.78%
101,389	ABB Ltd	3,444,656
13,981	ACS Actividades de Construccion y Servicios SA	374,809
4,291	Aena SME SA(a)(b)	704,071
1,810	Aeroports de Paris(b)(c)	236,262
10,800	AGC Inc(c)	452,417
34,377	Airbus SE(b)	4,429,564
18,278	Alfa Laval AB	646,040
16,052	Alstom SA(b)	811,037
193	AP Moller - Maersk A/S Class A	536,849
363	AP Moller - Maersk A/S Class B	1,045,044
58,699	Assa Abloy AB Class B	1,769,653
39,586	Atlas Copco AB Class A	2,430,912
22,910	Atlas Copco AB Class B	1,206,588
71,879	Auckland International Airport Ltd(b)	365,168
105,804	Aurizon Holdings Ltd	294,702
7,100	Azbil Corp	294,201
186,602	BAE Systems PLC	1,347,871
13,355	Bouygues SA	494,667
14,400	Brother Industries Ltd	287,617
12,100	Casio Computer Co Ltd	203,034
30,023	Cellnex Telecom SA(a)	1,914,901
8,300	Central Japan Railway Co	1,261,189
29,615	Cie de Saint-Gobain	1,954,463
40,500	CK Infrastructure Holdings Ltd	241,255
Shares		Fair Value
Industrial — (continued)
58,577	CNH Industrial NV	$ 971,654
46,056	CRH PLC	2,329,107
6,000	Daifuku Co Ltd	544,369
14,600	Daikin Industries Ltd	2,720,707
146	Dassault Aviation SA	171,985
57,941	Deutsche Post AG	3,946,047
1,600	Disco Corp	486,479
12,126	DSV Panalpina A/S	2,830,669
17,600	East Japan Railway Co	1,255,127
4,806	Eiffage SA	489,522
1,630	Elbit Systems Ltd	211,161
37,492	Epiroc AB Class A	853,455
21,804	Epiroc AB Class B	428,070
11,300	FANUC Corp	2,709,715
28,046	Ferrovial SA(b)	824,234
7,800	Fuji Electric Co Ltd	364,082
8,561	GEA Group AG(b)	346,892
2,145	Geberit AG	1,611,263
25,921	Getlink SE	404,811
22,353	Halma PLC	832,456
13,000	Hankyu Hanshin Holdings Inc(b)	401,282
2,500	Harmonic Drive Systems Inc	137,396
8,982	HeidelbergCement AG	771,162
115,156	Hexagon AB Class B	1,706,194
2,079	Hirose Electric Co Ltd	304,146
6,700	Hitachi Construction Machinery Co Ltd	205,194
56,600	Hitachi Ltd	3,243,586
30,774	Holcim Ltd	1,849,767
21,900	Hoya Corp	2,896,721
25,388	Husqvarna AB Class B	337,413
5,800	Ibiden Co Ltd	312,176
19,224	Infrastrutture Wireless Italiane SpA(a)(c)	217,086
11,709	InPost SA(b)	234,999
8,803	Investment AB Latour Class B	289,022
26,669	James Hardie Industries PLC	904,937
11,500	JSR Corp	349,337
24,800	Kajima Corp	314,707
5,800	Keio Corp	341,420
7,200	Keisei Electric Railway Co Ltd	230,173
79,700	Keppel Corp Ltd	325,002
11,360	Keyence Corp	5,721,162
8,791	Kingspan Group PLC	830,864
9,700	Kintetsu Group Holdings Co Ltd(b)	340,947
4,003	KION Group AG	427,362
4,342	Knorr-Bremse AG	499,574
51,400	Komatsu Ltd	1,273,361
19,945	Kone OYJ Class B	1,627,792
59,800	Kubota Corp(c)	1,209,736
3,094	Kuehne + Nagel International AG	1,058,950
5,900	Kurita Water Industries Ltd	283,605
18,700	Kyocera Corp	1,155,293
15,415	Legrand SA	1,633,729

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
40,220	Lendlease Corp Ltd	$ 345,601
14,800	Lixil Corp	382,985
13,300	Makita Corp	626,258
20,800	MINEBEA MITSUMI Inc	549,564
16,700	MISUMI Group Inc	565,157
106,900	Mitsubishi Electric Corp	1,551,893
18,400	Mitsubishi Heavy Industries Ltd	543,209
5,200	Miura Co Ltd	225,799
88,702	MTR Corp Ltd	493,892
3,135	MTU Aero Engines AG	777,304
33,700	Murata Manufacturing Co Ltd	2,567,093
6,500	Nabtesco Corp(c)	245,226
81,541	Nibe Industrier AB Class B	859,230
26,100	Nidec Corp	3,001,245
4,400	Nippon Express Co Ltd	335,520
9,300	Nippon Yusen KK	471,958
24,000	NSK Ltd	203,002
40,800	Obayashi Corp	325,289
17,000	Odakyu Electric Railway Co Ltd	429,994
11,200	Omron Corp	886,781
25,181	Orica Ltd	250,433
29,431	Poste Italiane SpA(a)	389,535
15,214	Prysmian SpA	545,969
2,300	Rinnai Corp	218,919
521	ROCKWOOL International A/S Class B	253,739
499,306	Rolls-Royce Holdings PLC(b)	683,489
20,003	Safran SA	2,776,069
66,592	Sandvik AB	1,702,735
1,498	Sartorius AG	779,720
3,586	Schindler Holding AG	1,081,502
31,490	Schneider Electric SE	4,964,215
17,900	SG Holdings Co Ltd	470,040
13,600	Shimadzu Corp	525,515
29,600	Shimizu Corp	227,476
44,716	Siemens AG	7,099,936
22,786	Siemens Energy AG(b)	686,383
8,337	Sika AG	2,731,518
96,500	Singapore Technologies Engineering Ltd	278,443
20,261	Skanska AB Class B	537,912
22,286	SKF AB Class B	568,030
3,300	SMC Corp	1,952,263
23,411	Smiths Group PLC	515,437
4,357	Spirax-Sarco Engineering PLC	820,325
78,989	Sydney Airport(b)	342,735
10,600	Taisei Corp	347,896
7,500	TDK Corp	907,910
81,500	Techtronic Industries Co Ltd	1,420,298
28,291	Tenaris SA	309,511
6,239	Thales SA	637,480
7,800	THK Co Ltd	232,773
11,600	Tobu Railway Co Ltd	300,255
30,600	Tokyu Corp	416,468
24,600	Toshiba Corp(c)	1,062,745
8,000	TOTO Ltd	414,507
Shares		Fair Value
Industrial — (continued)
14,700	Venture Corp Ltd	$ 210,297
31,118	Vinci SA	3,326,441
26,779	Wartsila OYJ Abp	397,859
9,500	West Japan Railway Co	542,878
102,000	Xinyi Glass Holdings Ltd	415,594
17,300	Yamato Holdings Co Ltd	491,562
14,300	Yaskawa Electric Corp	698,345
12,200	Yokogawa Electric Corp	182,457
		140,617,484
Technology — 6.18%
11,900	Advantest Corp	1,068,463
2,801	ASM International NV	923,844
24,521	ASML Holding NV	16,927,279
5,579	Atos SE	339,718
6,293	AVEVA Group PLC	322,907
1,567	Bechtle AG(b)	291,242
59,600	Canon Inc(c)	1,347,078
9,600	Capcom Co Ltd	280,595
9,481	Capgemini SE(c)	1,823,321
6,378	Check Point Software Technologies Ltd(b)	740,677
30,316	Computershare Ltd	384,231
2,097	CyberArk Software Ltd(b)	273,176
7,770	Dassault Systemes SE	1,885,745
15,002	Embracer Group AB(b)	405,630
21,100	FUJIFILM Holdings Corp	1,560,736
11,500	Fujitsu Ltd	2,151,638
8,000	Hamamatsu Photonics KK	481,914
76,334	Infineon Technologies AG	3,070,395
5,800	Itochu Techno-Solutions Corp	179,427
3,770	Koei Tecmo Holdings Co Ltd(b)	183,287
5,200	Konami Holdings Corp	311,428
4,400	Lasertec Corp(b)	851,070
10,302	Logitech International SA	1,251,099
14,300	NEC Corp	735,798
3,597	Nemetschek SE	275,337
27,900	Nexon Co Ltd	620,901
20,569	Nomura Research Institute Ltd	679,325
36,300	NTT Data Corp	566,672
4,100	Obic Co Ltd	762,515
2,200	Oracle Corp Japan	168,099
6,400	Otsuka Corp	335,490
71,400	Renesas Electronics Corp(b)	770,575
40,600	Ricoh Co Ltd	456,995
5,000	Rohm Co Ltd	460,139
62,460	Sage Group PLC	591,462
61,038	SAP SE	8,573,363
3,300	SCSK Corp	196,626
17,800	Seiko Epson Corp	312,889
29,330	Sinch AB(a)(b)	493,542
5,700	Square Enix Holdings Co Ltd	281,494
40,439	STMicroelectronics NV	1,470,625
16,300	SUMCO Corp(c)	399,286
8,917	TeamViewer AG(b)	334,895

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,461	Teleperformance	$ 1,405,473
3,910	Temenos AG	628,629
14,100	TIS Inc(b)	359,850
8,800	Tokyo Electron Ltd	3,804,982
5,199	Ubisoft Entertainment SA(b)	363,241
8,762	WiseTech Global Ltd	209,383
7,553	Xero Ltd(b)	776,901
		63,089,387
Utilities — 3.24%
38,422	AGL Energy Ltd	236,059
114,571	AusNet Services Ltd	150,165
37,000	Chubu Electric Power Co Inc	452,682
93,500	CLP Holdings Ltd	924,046
131,233	E.On SE	1,518,320
162,676	EDP - Energias de Portugal SA	862,230
16,860	EDP Renovaveis SA	390,638
36,136	Electricite de France SA	493,837
1,820	Elia Group SA	192,112
15,130	Enagas SA(c)	349,698
18,036	Endesa SA(c)	437,837
475,412	Enel SpA(b)	4,417,935
107,271	Engie SA	1,470,959
25,140	Fortum OYJ(b)	693,522
174,000	HK Electric Investments & HK Electric Investments Ltd(a)	176,319
645,229	Hong Kong & China Gas Co Ltd	1,001,863
332,295	Iberdrola SA(b)	4,052,208
39,800	Kansai Electric Power Co Inc	379,764
42,044	Mercury NZ Ltd	195,941
69,603	Meridian Energy Ltd	259,512
207,457	National Grid PLC	2,638,495
16,541	Naturgy Energy Group SA	425,706
98,177	Origin Energy Ltd	331,566
11,134	Orsted AS(a)	1,562,783
21,000	Osaka Gas Co Ltd	391,837
82,000	Power Assets Holdings Ltd	503,157
24,698	Red Electrica Corp SA(c)	458,547
37,779	RWE AG	1,369,758
13,348	Severn Trent PLC	461,892
120,874	Snam SpA	699,225
61,954	SSE PLC	1,286,278
19,754	Suez SA(c)	469,974
84,921	Terna SPA	633,313
4,800	Toho Gas Co Ltd	235,651
23,500	Tohoku Electric Power Co Inc	184,250
87,700	Tokyo Electric Power Co Holdings Inc(b)	261,151
21,600	Tokyo Gas Co Ltd	407,412
5,163	Uniper SE	190,222
39,547	United Utilities Group PLC	533,664
32,224	Veolia Environnement SA	974,158
Shares		Fair Value
Utilities — (continued)
3,723	Verbund AG(c)	$ 342,966
		33,017,652
TOTAL COMMON STOCK — 96.85% (Cost $747,207,190)		$ 987,978,520
PREFERRED STOCK
Basic Materials — 0.02%
4,398	Fuchs Petrolub SE	214,025
Consumer, Cyclical — 0.30%
3,408	Bayerische Motoren Werke AG	306,580
10,847	Volkswagen AG	2,719,679
		3,026,259
Consumer, Non-Cyclical — 0.11%
10,503	Henkel AG & Co KGaA	1,109,261
TOTAL PREFERRED STOCK — 0.43% (Cost $3,547,967)		$ 4,349,545
RIGHTS
Industrial — 0.00%(d)
13,981	ACS Actividades de Construccion y Servicios SA(b)(c)	19,553
TOTAL RIGHTS — 0.00%(d) (Cost $47,646)		$ 19,553
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,505,000	BlackRock FedFund Institutional Class(e), 0.03%(f)	2,505,000
1,925,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.01%(f)	1,925,000
1,925,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.02%(f)	1,925,000
2,505,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	2,505,000
2,505,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.03%(f)	2,505,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,460,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(e), 0.03%(f)	$ 2,460,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.36% (Cost $13,825,000)		$ 13,825,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.37%
$ 783,388	Repurchase agreement (principal amount/value $783,388 with a maturity value of $783,401) with TD Securities (USA) Inc, 0.06%, dated 6/30/21 to be repurchased at $783,388 on 7/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 4.50%, 3/1/32 - 7/1/51, with a value of $799,068.(e)	783,388
6,608,479	Undivided interest of 7.91% in a repurchase agreement (principal amount/value $83,554,867 with a maturity value of $83,554,983) with RBC Capital Markets Corp, 0.05%, dated 6/30/21 to be repurchased at $6,608,479 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 8/1/21 - 4/15/62, with a value of $85,225,967.(e)	6,608,479
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$6,608,479	Undivided interest of 8.08% in a repurchase agreement (principal amount/value $81,757,663 with a maturity value of $81,757,799) with Citigroup Global Markets Inc, 0.06%, dated 6/30/21 to be repurchased at $6,608,479 on 7/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/1/21 - 1/15/59, with a value of $83,392,816.(e)	$ 6,608,479
TOTAL SHORT TERM INVESTMENTS — 1.37% (Cost $14,000,346)		$ 14,000,346
TOTAL INVESTMENTS — 100.01% (Cost $778,628,149)		$1,020,172,964
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (68,895)
TOTAL NET ASSETS — 100.00%		$1,020,104,069

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2021.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of June 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
At June 30, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
MSCI EMINI Index	241	USD	27,764,405	September 2021	$(369,461)
				Net Depreciation	$(369,461)
At June 30, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
CIT	USD	74,968	AUD	96,684	July 02, 2021	$2,458
CIT	USD	96,775	EUR	80,865	July 01, 2021	889
CIT	USD	26,615	EUR	21,955	July 06, 2021	578
CIT	USD	82,593	EUR	68,965	August 06, 2021	743
CIT	USD	14,151	GBP	9,982	July 06, 2021	343
CIT	USD	13,847	GBP	9,805	July 09, 2021	284
CIT	USD	21,509	GBP	15,227	July 16, 2021	446
CIT	USD	8,498	GBP	6,015	July 22, 2021	178
CIT	USD	15,956	GBP	11,401	July 30, 2021	185
CIT	USD	7,594	GBP	5,377	August 03, 2021	156
CIT	USD	4,527	GBP	3,235	August 06, 2021	53
CIT	USD	92,623	GBP	65,336	August 18, 2021	2,243
CIT	USD	8,149	HKD	63,240	July 06, 2021	4
CIT	USD	8,943	HKD	69,375	July 07, 2021	7
CIT	USD	5,221	JPY	572,050	July 30, 2021	70
CIT	USD	2,668	JPY	291,720	August 05, 2021	41
CIT	USD	8,166	JPY	892,770	August 13, 2021	126
CIT	USD	5,113	NZD	7,237	July 07, 2021	54
MEL	USD	76,001	AUD	97,056	July 01, 2021	3,214
MEL	USD	47,134	AUD	60,672	July 02, 2021	1,633
MEL	USD	22,138	AUD	29,247	August 23, 2021	199
MEL	USD	9,328	AUD	12,323	August 26, 2021	84
MEL	USD	9,288	AUD	12,270	August 30, 2021	83
MEL	USD	29,431	AUD	38,881	August 31, 2021	264
MEL	USD	11,762	AUD	15,538	September 15, 2021	105
MEL	USD	6,016	CHF	5,551	July 02, 2021	17
MEL	USD	1,237,358	CHF	1,138,988	July 15, 2021	5,848
MEL	USD	24,015	EUR	20,138	July 01, 2021	136
MEL	USD	18,147	EUR	15,268	July 02, 2021	42
MEL	USD	16,482	EUR	13,867	July 06, 2021	37
MEL	USD	12,070	EUR	9,954	July 07, 2021	265
MEL	USD	1,581,313	EUR	1,323,540	July 15, 2021	11,330
MEL	USD	12,746	EUR	10,720	July 20, 2021	28
MEL	USD	10,971	GBP	7,752	July 01, 2021	248
MEL	USD	36,832	GBP	26,024	July 02, 2021	833
MEL	USD	77,908	GBP	55,046	July 08, 2021	1,763
MEL	USD	21,503	GBP	15,230	July 23, 2021	436
MEL	USD	14,029	GBP	10,130	August 06, 2021	17
MEL	USD	11,200	HKD	86,927	July 20, 2021	4
MEL	USD	23,428	HKD	181,857	August 12, 2021	4
MEL	USD	29,752	JPY	3,297,150	August 27, 2021	56
MEL	USD	99,761	JPY	11,055,100	September 01, 2021	189
MEL	USD	11,720	JPY	1,298,715	September 02, 2021	22
MEL	USD	21,004	JPY	2,327,512	September 03, 2021	40
MEL	USD	8,630	JPY	956,250	September 07, 2021	16
MEL	USD	5,799	JPY	642,600	September 08, 2021	11
MEL	USD	7,923	JPY	877,922	September 15, 2021	15
MEL	USD	2,473	JPY	274,040	September 30, 2021	5
MEL	USD	20,772	JPY	2,300,100	December 01, 2021	30
MEL	USD	98,690	SEK	842,487	July 06, 2021	238
MEL	USD	4,477	SEK	38,110	July 07, 2021	24
					Net Appreciation	$36,094
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Counterparty Abbreviations:
CIT	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
Summary of Investments by Country as of June 30, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 229,973,235	22.54%
United Kingdom	127,825,375	12.53
France	110,908,074	10.87
Switzerland	101,720,893	9.97
Germany	92,219,679	9.04
Australia	73,180,669	7.17
Netherlands	55,773,674	5.47
Sweden	34,975,069	3.43
Hong Kong	32,276,587	3.16
United States	28,045,026	2.75
Denmark	25,756,726	2.53
Spain	24,664,462	2.42
Italy	20,404,042	2.00
Finland	12,552,444	1.23
Singapore	10,404,563	1.02
Belgium	8,655,317	0.85
Ireland	8,346,090	0.82
Norway	6,160,306	0.60
Israel	5,929,804	0.58
New Zealand	3,100,860	0.30
Luxembourg	2,959,143	0.29
Austria	1,923,476	0.19
Portugal	1,459,381	0.14
Chile	466,319	0.05
Russia	256,254	0.03
Poland	234,999	0.02
United Arab Emirates	497	0.00
Total	$1,020,172,964	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $24,814,996 of securities on loan)(a)	$1,006,172,618
Repurchase agreements, fair value(b)	14,000,346
Cash	18,923,091
Cash denominated in foreign currencies, fair value(c)	1,592,273
Dividends receivable	4,457,330
Subscriptions receivable	1,779,286
Receivable for investments sold	968
Cash pledged on futures contracts	2,343,622
Unrealized appreciation on forward foreign currency contracts	36,094
Total Assets	1,049,305,628
LIABILITIES:
Payable for director fees	2,943
Payable for investments purchased	138,286
Payable for other accrued fees	199,266
Payable for shareholder services fees	75,250
Payable to investment adviser	229,139
Payable upon return of securities loaned	27,825,346
Redemptions payable	538,643
Variation margin on futures contracts	192,686
Total Liabilities	29,201,559
NET ASSETS	$1,020,104,069
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,525,817
Paid-in capital in excess of par	717,774,793
Undistributed/accumulated earnings	293,803,459
NET ASSETS	$1,020,104,069
NET ASSETS BY CLASS
Investor Class	$235,227,013
Institutional Class	$784,877,056
CAPITAL STOCK:
Authorized
Investor Class	85,000,000
Institutional Class	250,000,000
Issued and Outstanding
Investor Class	17,322,206
Institutional Class	67,935,965
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.58
Institutional Class	$11.55
(a) Cost of investments	$764,627,803
(b) Cost of repurchase agreements	$14,000,346
(c) Cost of cash denominated in foreign currencies	$1,599,919
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$337
Income from securities lending	77,713
Dividends	16,651,249
Foreign withholding tax	(2,068,936)
Total Income	14,660,363
EXPENSES:
Management fees	1,237,906
Shareholder services fees – Investor Class	424,098
Audit and tax fees	37,281
Custodian fees	76,672
Director's fees	7,112
Legal fees	8,020
Pricing fees	24,724
Registration fees	28,023
Shareholder report fees	20,015
Transfer agent fees	4,559
Other fees	2,735
Total Expenses	1,871,145
NET INVESTMENT INCOME	12,789,218
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	25,173,040
Net realized gain on futures contracts	2,538,837
Net realized gain on forward foreign currency contracts	1,653
Net Realized Gain	27,713,530
Net change in unrealized appreciation on investments and foreign currency translations	44,666,535
Net change in unrealized depreciation on futures contracts	(825,170)
Net change in unrealized appreciation on forward foreign currency contracts	128,194
Net Change in Unrealized Appreciation	43,969,559
Net Realized and Unrealized Gain	71,683,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$84,472,307
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West International Index Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$12,789,218	$18,390,886
Net realized gain	27,713,530	29,442,366
Net change in unrealized appreciation	43,969,559	35,076,903
Net Increase in Net Assets Resulting from Operations	84,472,307	82,910,155
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(6,214,440)
Class L(a)	-	(811,147)
Institutional Class	-	(23,533,004)
From Net Investment Income and Net Realized Gains	0	(30,558,591)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	46,692,882	188,268,379
Class L(a)	-	26,917,511
Institutional Class	71,547,849	122,501,992
Shares issued in reinvestment of distributions
Investor Class	-	6,214,440
Class L(a)	-	811,147
Institutional Class	-	23,533,004
Shares redeemed
Investor Class	(103,451,505)	(139,087,100)
Class L(a)	-	(126,537,527)
Institutional Class	(89,991,860)	(216,712,007)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(75,202,634)	(114,090,161)
Total Increase (Decrease) in Net Assets	9,269,673	(61,738,597)
NET ASSETS:
Beginning of Period	1,010,834,396	1,072,572,993
End of Period	$1,020,104,069	$1,010,834,396
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,542,089	17,203,589
Class L(a)	-	3,079,904
Institutional Class	6,286,036	14,249,281
Shares issued in reinvestment of distributions
Investor Class	-	507,072
Class L(a)	-	86,201
Institutional Class	-	2,269,156
Shares redeemed
Investor Class	(7,952,260)	(12,520,242)
Class L(a)	-	(13,594,266)
Institutional Class	(8,020,969)	(22,649,743)
Net Decrease	(6,145,104)	(11,369,048)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2021(Unaudited)	$12.50	0.15	0.93	1.08	—	—	—	$13.58	8.64% (d)
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
12/31/2018	$12.13	0.27	(1.95)	(1.68)	(0.22)	(0.14)	(0.36)	$10.09	(13.84%)
12/31/2017	$ 9.99	0.23	2.23	2.46	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	(0.17)	(0.00) (e)	(0.17)	$ 9.99	0.65%
Institutional Class
6/30/2021(Unaudited)	$10.61	0.15	0.79	0.94	—	—	—	$11.55	8.86% (d)
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$ 8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
12/31/2018	$10.46	0.27	(1.69)	(1.42)	(0.26)	(0.14)	(0.40)	$ 8.64	(13.56%)
12/31/2017	$ 8.65	0.24	1.93	2.17	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	(0.23)	(0.00) (e)	(0.23)	$ 8.65	0.93%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2021(Unaudited)	$235,227	0.67% (g)	0.67% (g)	2.23% (g)	5% (d)
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
12/31/2018	$183,743	0.65%	0.65%	2.28%	10%
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
Institutional Class
06/30/2021(Unaudited)	$784,877	0.28% (g)	0.28% (g)	2.69% (g)	5% (d)
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
12/31/2018	$668,667	0.30%	0.30%	2.66%	10%
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 10,439,059	$ 977,539,461	$ —	$ 987,978,520
Preferred Stock	—	4,349,545	—	4,349,545
Rights	—	19,553	—	19,553
Government Money Market Mutual Funds	13,825,000	—	—	13,825,000
Short Term Investments	—	14,000,346	—	14,000,346
Total investments, at fair value:	24,264,059	995,908,905	0	1,020,172,964
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	36,094	—	36,094
Total Assets	$ 24,264,059	$ 995,944,999	$ 0	$ 1,020,209,058
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (369,461)	$ —	$ —	$ (369,461)
Total Liabilities	$ (369,461)	$ 0	$ 0	$ (369,461)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Semi-Annual Report - June 30, 2021

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
Federal tax cost of investments	$778,951,537
Gross unrealized appreciation on investments	313,761,931
Gross unrealized depreciation on investments	(72,873,871)
Net unrealized appreciation on investments	$240,888,060
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2021

Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 168 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average foreign currency contracts amount of $5,714,903 in forward contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2021 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation on futures contracts	$(369,461) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$36,094
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,538,837	Net change in unrealized depreciation on futures contracts	$(825,170)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$ 1,653	Net change in unrealized appreciation on forward foreign currency contracts	$ 128,194

Semi-Annual Report - June 30, 2021

Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Expires June 30, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$18,792	$5,118	$18,462	$0	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
GWCM is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the fiscal period ended June 30, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $44,245,723 and $116,504,520, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Semi-Annual Report - June 30, 2021

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2021, the Fund had securities on loan valued at $24,814,996 and received collateral as reported on the Statement of Assets and Liabilities of $27,825,346 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds.The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West International Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Great-West Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund. (GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). ILIM is an affiliate of GWCM and GWL&A.)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Fund are monitored effectively and upgraded as needed.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by each adviser on the impacts of the coronavirus (COVID-19) outbreak on each adviser generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2020. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the third quintile of its performance universe for each of the one, three and five-year periods ended December 31, 2020 (the first quintile being the best performers and the fifth quintile being the worst performers), which, for the three-year period ended December 31, 2020, equaled the performance universe median. The Board further observed that although the annualized returns of the Investor Class were below its performance universe median for each of the one- and five-year periods ended December 31, 2020, the specific rankings were in the 55th and 58th percentiles, respectively. The Board also noted similar performance for the Fund’s Institutional Class, with its annualized returns in the third quintile of its performance universe for each of the one-, three- and five-year periods ended December 31, 2020, exceeding the performance universe median for the three- and five-year periods and falling just below the performance universe median (ranking in the 51st percentile) for the one-year period ended December 31, 2020.
In evaluating the performance data, the Board considered the expectations of shareholders and that the Fund is not actively managed, and thus, the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index. Therefore, the Board focused its attention primarily on the Fund’s performance relative to the Index. In this regard, the Board observed that each class of the Fund outperformed the Index for each period reviewed.
The Board also took into account the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its operational risk controls, among other things. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Lipper investment classification and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2022, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratio for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
As to each class of the Fund, the Board observed that the Contractual Management Fee was equal to the median contractual management fee of its respective peer group of funds. The Board also observed that although the total annual operating expense ratio of the Investor Class was higher than the peer group median expense ratio, the total annual operating expense ratio of the Institutional Class was equal to the peer group median expense ratio, ranking in the fourth and third quintiles, respectively (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to GWCM for the other series of the Company sub-advised by ILIM, including other equity index funds and an international equity fund (as to a sleeve of the fund managed similarly to the Fund) (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to GWCM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. The Board also reviewed data provided by Broadridge regarding the percentage of the management fee retained by GWCM, which indicated that such percentage was above the median of the Fund’s Lipper investment classification. In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by GWCM out of the management fee it receives under the Advisory Agreement and that, as observed by the Board, the Contractual Management Fee for each class was equal to the median contractual management fee of its respective peer group and the management fee schedule includes breakpoints.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board also noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement, effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021